Shareholder Fees - Alight Money Market Fund - Administrative Shares	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none